GENERAL (Narrative) (Details) - Lavie Bio Ltd [Member] $ in Thousands	Aug. 06, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Equity Investment	$ 10,000
Ownership percentage held by other entity in subsidiary	27.84%